UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-21112

SmithGraham Institutional Funds

(Exact name of registrant as specified in charter)

6900 JPMorgan Chase Tower

600 Travis Street

Houston, Texas 77002

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 713-227-1100

Date of fiscal year end: June 30, 2003

Date of reporting period: June 30, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

[LOGO OF SMITH GRAHAM & CO.]

SMITH GRAHAM & CO.

INVESTMENT ADVISORS, L.P.

Houston, Texas

SG PRIME MONEY MARKET FUND

Annual Report June 30, 2003

SG PRIME MONEY MARKET FUND

Statement of Assets and Liabilities

June 30, 2003

Assets
Cash	$40,643
Interest receivable	15
Receivable from Advisor	76,615

Total Assets	117,273

Liabilities
S&P fees payable	23,500
Insurance payable	21,582
Professional fees	23,167
Trustees’ fees	3,000
Administration fees	3,674
Printing	3,349
Organzational expense	3,011
Other accrued expenses	2,481

Total Liabilities	83,764

Net Assets	$33,509

Shares outstanding	33,509

Net asset value, offering and redemption price per share	$1.00

See Accompanying Notes to the Financial Statements

SG PRIME MONEY MARKET FUND

Statement of Operations

For the Period

January 6, 2003* to June 30, 2003

Investment Income
Interest	$151,097

Expenses
Administration fees	59,891
Professional fees	23,167
S&P fees	23,500
Insurance expense	21,582
Transfer agent fees	14,792
Investment advisory fees	14,087
Custodian fees	12,784
Organizational fees	3,011
Trustees’ fees	3,000
Printing fees	4,962
Miscellaneous fees	263

Total expenses	181,039

Less Expense Waivers and Reimbursement
Advisory fee waiver	(14,087)
Administration, transfer agent and custody fee waiver	(67,176)
Expenses paid by the Advisor	(76,615)

Net expenses	23,161

Net investment income	$127,936

*	Date of commencement of operations

See Accompanying Notes to the Financial Statements

SG PRIME MONEY MARKET FUND

Statement of Changes in Net Assets

For the Period

January 6, 2003* to June 30, 2003

Increase /(decrease) in net assets:
Operations:
Net investment income	$127,936

Net increase in net assets resulting from operations	127,936

Distributions to shareholders:
Dividends to shareholders from Net investment income:	(127,936)

Total dividends to shareholders	(127,936)
Capital share transactions:
($1.00 per share)
Proceeds from shares issued	25,033,333
Proceeds from reinvestment of dividends	176
Cost of shares redeemed	(25,000,000)

Net increase in net assets from share transactions	33,509

Total increase in net assets	33,509
Net Assets:
Beginning of period	—

End of period	$33,509

*	Date of commencement of operations

See Accompanying Notes to the Financial Statements

SG PRIME MONEY MARKET FUND

Financial Highlights

(For a Share Outstanding Throughout the Period)

For the Period

January 6, 2003* to June 30, 2003

Per Share Operating Performance
Net asset value, beginning of period	$1.0000

Income from investment operations:
Net investment income[1]	0.0051

Total from investment operations	0.0051

Less distributions:
Dividends from net investment income	(0.0051)

Total distributions	(0.0051)

Net asset value, end of period	$1.0000

Total investment return2 4	0.51%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$34
Ratio of expenses to average net assets1 3	0.20%
Ratio of expenses to average net assets without waivers and expense reimbursements[3]	1.55%
Ratio of net investment income to average net assets1 3	1.10%

*	Date of commencement of operations

[1]	Reflects waivers and reimbursements.
[2]	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any.
[3]	Annualized.
[4]	Not annualized.

See Accompanying Notes to the Financial Statements

SG PRIME MONEY MARKET FUND

Notes to Financial Statements

June 30, 2003

Note 1. Fund Organization

SG Prime Money Market Fund (“the Fund”) is a series of the SmithGraham Institutional Funds (the “Trust”) which is a diversified, open-end management investment company that was organized as a Delaware Business Trust on May 30, 2002. The Trust is a “series fund,” which is a mutual fund divided into separate portfolios comprised of the SG Government Money Market Fund, the SG Prime Money Market Fund, and the SG Yield Plus Fund. Each portfolio is treated as a separate entity for certain matters under the Investment Company Act of 1940, as amended and for other purposes, (each, a “Fund”) and a shareholder of one fund is not deemed to be a shareholder of any other fund. The SG Prime Money Market Fund commenced investment operations on January 6, 2003. Effective June 26, 2003, the Fund ceased investment operations and closed to new investors. As of June 30, 2003, SG Government Money Market Fund and SG Yield Plus Fund have not commenced investment operations. Hence, the financial statements included herein pertain only to the SG Prime Money Market Fund.

Note 2. Summary of Significant Accounting Policies

A) SECURITY VALUATION—Each of the Fund’s securities is valued on the basis of the amortized cost valuation technique, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed, to ensure that cost continues to approximate market value and to avoid dilution or other unfair results to shareholders. The Fund seeks to maintain net asset value per share at $1.00.

B) SECURITY TRANSACTIONS, INVESTMENT INCOME, AND EXPENSES—Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is accrued when earned. Expenses incurred on behalf of a specific fund is charged directly to the fund.

C) DISTRIBUTIONS TO SHAREHOLDERS—Dividends from net investment income are declared daily, recorded on the ex-date and paid monthly. All distributions from net investment income are taxed as ordinary income. Any net realized capital gains are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

D) FEDERAL TAXES—No provision is made for federal taxes. It is the Fund’s intention to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income and excise taxes.

E) USE OF ESTIMATES—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions. These estimates and assumptions affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 3. Investment Advisor, Administration and Related Party Transactions

Smith, Graham & Co. Investment Advisors, L. P. (the “Advisor”) serves as the Fund’s investment advisor. For its advisory services, the Advisor is entitled to receive a fee based on the Fund’s average daily net assets in the amount of 0.12%.

The Advisor has agreed to limit the Fund’s total operating expenses for the current fiscal year to the extent that such expenses do not exceed the following thresholds. For the period ended June 30, 2003, the expense limitations for the SG Prime Money Market Fund were as follows:

SG PRIME MONEY MARKET FUND

Notes to Financial Statements (Continued)

June 30, 2003

Note 3. Investment Advisor, Administration and Related Party Transactions (continued)

Date	Expense Cap
January 6, 2003 to March 31, 2003	0.10%
April 1, 2003 to June 26, 2003	0.295%

PFPC Inc. (“PFPC”) serves as administrator for the Fund. PFPC Trust Company (“PFPC Trust”) serves as custodian for the Fund. Both PFPC and PFPC Trust are wholly-owned subsidiaries of PFPC Worldwide, Inc., an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc. For providing accounting and administration services, PFPC is entitled to receive the following fees subject to a minimum monthly fee of $10,000 plus out of pocket expenses:

Annual Rate

0.09% of first $200 million of net assets;

0.04% of next $100 million of net assets;

0.03% of next $100 million of net assets;

0.02% of next $100 million of net assets; and

0.015% of average net assets in excess of $500 million.

PFPC, at its discretion, voluntarily agreed to waive a portion of its administration and accounting fees for the Fund. For the period ended June 30, 2003, PFPC’s administration and accounting fees and related waivers were as follows:

Gross Administration and Accounting Fees	Waivers	Net Administration and Accounting Fees
$59,891	$(49,033)	$10,858

In addition, PFPC serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agency services, PFPC is entitled to receive a fee, subject to a minimum monthly fee of $2,500 per Fund, plus out of pocket expenses.

PFPC, at its discretion, voluntarily agreed to waive a portion of its transfer agency fees. For the period ended June 30, 2003, transfer agency fees and related waivers were as follows:

Gross Transfer Agency Fee	Waiver	Net Transfer Agency Fee
$14,792	$(12,259)	$2,533

As compensation for custodial services, PFPC Trust is entitled to receive the following fees, computed daily and payable monthly, and based on the Fund’s average gross assets:

Annual Rate
0.008% of first $500 million of gross assets; and 0.007% of average gross assets in excess of $500 million.

PFPC Trust, at its discretion, voluntarily agreed to waive a portion of its custody fees for SG Prime Money Market Fund. For the period ended June 30, 2003, custodial fees and related waivers were as follows:

SG PRIME MONEY MARKET FUND

Notes to Financial Statements (Concluded)

June 30, 2003

Gross Custodial Fee	Waivers	Net Custodial Fee
$12,784	$(5,884)	$6,900

PFPC Distributors, Inc. (the “Distributor”), serves as the underwriter of the Funds’ shares pursuant to an Underwriting Agreement with the Trust (the “Underwriting Agreement”) for the limited purpose of acting as statutory underwriter. The Distributor receives no underwriting commissions or Rule 12b-1 fees in connection with the sale of the Funds’ shares.

Note 4. Subsequent Event.

Fund management has decided to make a recommendation to the Board of Trustees to terminate the Trust’s registration as a registered investment company with the Securities and Exchange Commission.

Report of Independent Auditors

To the Shareholders and Board of Trustees of

the SG Prime Money Market Fund

We have audited the accompanying statement of assets and liabilities of the SG Prime Money Market Fund (“the Fund”) as of June 30, 2003, and the related statement of operations, statement of changes in net assets and financial highlights for the period January 6, 2003 (date of commencement of operations) to June 30, 2003.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund at June 30, 2003, and the results of its operations, changes in its net assets, and its financial highlights for the period January 6, 2003 (date of commencement of operations) to June 30, 2003 in conformity with accounting principles generally accepted in the United States.

Ernst & Young LLP

Philadelphia, Pennsylvania

August 22, 2003

TRUSTEES AND OFFICERS

(Unaudited)

The following tables present certain information regarding the Board of Trustees and officers of the Trust. The address of each individual listed below is 6900 JPMorgan Chase Tower, 600 Travis Street, Houston, Texas 77002.

Name and Birthdate	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships/Trusteeships Held by Trustee
INTERESTED TRUSTEES
Gerald B. Smith September 28, 1950	Trustee	Shall serve until death, resignation or removal. Trustee since 2002.	From 1990 to present, Chairman and Chief Executive Officer of Smith, Graham & Co. Investment Advisors, L.P.	3	Schwab Capital Trust,
Schwab Investments,
Schwab Annuity Portfolios
and the Charles Schwab
Family of Funds
(registered investment
companies with 45
portfolios); Penzoil-
Quaker State Company
(oil and gas); and Cooper
Industries (electrical
products, tools and
hardware). He also serves
on the management board
of Rorento Fund, N.V. (a
Netherland Antilles-based
investment fund) and on
the audit committee of
Northern Border Partners,
					L.P. (energy firm).

Jamie G. House March 22, 1948	Trustee and Chairman of the Board	Shall serve until death, resignation or removal. Trustee since 2002.	From 1990 to present, Executive Vice President and Chief Operating Officer of Smith, Graham & Co. Investment Advisors, L.P.	3	N/A
INDEPENDENT TRUSTEES
Cheryl Creuzot May 9, 1959	Trustee	Shall serve until death, resignation or removal. Trustee since 2002.	From October 2001 to present, President and Chief Executive Officer, Wealth Development Strategies, L.P. Formerly, Chief Operating Officer, The AFP Group, Inc. (financial planning), February 1985 to October 2001.	3	N/A

Waldress A. James, Jr. May 1, 1951	Trustee	Shall serve until death, resignation or removal. Trustee since 2002.	From June 1985 to present, Chief Operating Officer, LaTrelle Management Corp. (food service management.)	3	N/A

Name and Birthdate	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships/Trusteeships Held by Trustee
Kenneth D. Wells, M.D. February 14, 1957	Trustee	Shall serve until death, resignation or removal. Trustee since 2002.	From 1992 to present, President of Kenneth D. Wells, M.D., P.A., a medical services health consulting firm.	3	N/A
EXECUTIVE OFFICERS
Jamie G. House March 22, 1948	President and Chief Executive Officer	Shall serve at the pleasure of the Board and until successor is elected and qualified. Officer since 2002.	See information provided under Interested Trustees.	N/A	N/A

Von Celestine July 28, 1965	Vice President, Secretary and Anti- Money Laundering Compliance Officer	Shall serve at the pleasure of the Board and until successor is elected and qualified. Officer since 2002.	From March 2000 to
present, Senior Vice
President, Smith,
Graham & Co.
Investment Advisors,
L.P.; from September
1999 to March 2000,
Finance Manager,
United Healthcare, a
managed health care
organization; from
October 1992 to
September 1999,
employee of
Prudential
Healthcare, a
managed health care
			organization.	N/A	N/A

Kevin Lunday May 24, 1964	Assistant Vice President and Treasurer	Shall serve at the pleasure of the Board and until successor is elected and qualified. Officer since 2002.	From April 2001 to
present, Assistance
Vice President and
Senior Portfolio
Accountant, Smith,
Graham & Co.
Investment Advisors,
L.P.; from October
1993 to April 2001,
Accounting
Supervisor, Life Gift
Organ Donation
Center, a not-for-
profit health care
			organization.	N/A	N/A

Investment Advisor

Smith, Graham & Co. Investment Advisors, L.P.

6900 JPMorgan Chase Tower

600 Travis Street

Houston, Texas 77002

Administration/Transfer Agent

PFPC Inc.

400 Bellevue Parkway

Wilmington, DE 19809

Custodian

PFPC Trust Company

8800 Tinicum Boulevard

Suite 200

Philadelphia, PA 19153

Distributor

PFPC Distributors, Inc.

760 Moore Road

King of Prussia, PA 19406

Independent Auditors

Ernst & Young, LLP

Two Commerce Square

2001 Market Street

Philadelphia, PA 19103

Legal Counsel

Derchert LLP

1775 Eye Street N.W.

Washington, D.C. 20006

SMITHGRAHAM INSTITUTIONAL FUNDS

SEED FINANCIAL STATEMENTS

JUNE 30, 2003

SmithGraham Institutional Funds

Statement of Assets and Liabilities

June 30, 2003

	SG Government Money Market Fund	SG Yield Plus Fund
Assets:
Cash	$33,333	$33,334
Receivable from the Advisor	3,010	3,011
Deferred offering expenses	9,059	9,059

Total Assets	45,402	45,404

Liabilities:
Organizational costs payable	3,010	3,011
Offering costs payable	9,059	9,059

Total Liabilities	12,069	12,070

Net Assets
Paid in capital (Applicable to 33,333.33 and 3,333.334 shares respectively of beneficial interest issued and outstanding, unlimited shares authorized)	$33,333	$33,334

Fund shares
Net asset value, offering and redemption price per share	$1.00	$10.00

See Notes to Financial Statements

1

SmithGraham Institutional Funds

Notes to Financial Statements

Note 1. Fund Organization

SmithGraham Institutional Funds (the “Trust”) is a diversified, open-end management investment company that was organized as a Delaware Business Trust on May 30, 2002. The Trust is a “series fund”, which is a mutual fund divided into separate portfolios comprised of the SG Government Money Market Fund, the SG Prime Money Market Fund, and the SG Yield Plus Fund. Each portfolio is treated as a separate entity for certain matters under the Investment Company Act of 1940, as amended and for other purposes, and a shareholder of one fund is not deemed to be a shareholder of any other fund. The SG Prime Money Market Fund commenced investment operations on January 6, 2003. Effective June 26, 2003, the SG Prime Money Market Fund ceased investment operations and closed to new investors. As of June 30, 2003, SG Government Money Market Fund and SG Yield Plus Fund have not commenced investment operations. The financial statements included herein pertain only to the SG Government Money Market Fund and the SG Yield Plus Fund.

Note 2. Subsequent Event

Fund management has decided to make a recommendation to the Board of Trustees to terminate the Trust’s registration as a registered investment company with the Securities and Exchange Commission.

2

Report of Independent Auditors

To the Shareholders and Board of Trustees of

the SmithGraham Institutional Funds

We have audited the accompanying statements of assets and liabilities of the SG Government Money Market Fund and the SG Yield Plus Fund (the “Funds”) as of June 30, 2003.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the statement of assets and liabilities referred to above present fairly, in all material respects, the financial position of the funds at June 30, 2003 in conformity with accounting principles generally accepted in the United States.

Ernst & Young LLP

Philadelphia, Pennsylvania

August 22, 2003

3

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	[Reserved]

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	[Reserved]

Item 9.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 10.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)      Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) SMITHGRAHAM INSTITUTIONAL FUNDS

By (Signature and Title)*	/s/ JAMIE G. HOUSE
Jamie G. House, President (principal executive officer)

Date August 27, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMIE G. HOUSE
Jamie G. House, President (principal executive officer)

Date August 27, 2003

By (Signature and Title)*	/s/ KEVIN LUNDAY
Kevin Lunday, Assistant Vice President & Treasurer (principal executive officer)

Date August 27, 2003

* Print the name and title of each signing officer under his or her signature.